Schedule of purchase price of acquisition (Details) (Parenthetical) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 02, 2022
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Accounts receivables and other receivables				$ 600,000
Property and equipment	$ 1,118,661	$ 1,055,520	$ 1,016,490	200,000
Operating lease right-of-use assets	$ 294,965	$ 349,240	$ 154,234	100,000
Other assets				1,600,000
Other liabilities				$ 4,100,000